Investments (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments [Line Items]
Short-term investment	€ 34,557	€ 52,050
Short term deposit	26,557	44,050
Short-term commercial deposit with sales	8,000	8,000
Interest income	€ 3,457	€ 63,118	€ 444